Schedule of Assets (Held at End of Year) - Schedule of Assets (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	DEFERRED SAVINGS AND INVESTMENT PLAN
Entity Tax Identification Number	13-5256230
EBP, Plan Number	003
Current Value	$ 430,366,677
Notes receivable from participants	6,008,222
Total assets held for investment purposes	$ 436,374,899
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Baillie Gifford International Alpha K Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 11,319,076
EBP, Investment, Issuer Name [Extensible Enumeration]	Baillie Gifford International Alpha K [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Berkshire Hathaway Stock Fund Unitized Stock Fund {A}
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 42,798,738
EBP, Investment, Issuer Name [Extensible Enumeration]	Berkshire Hathaway Stock Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanPooledSeparateAccountMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: DFA Global Real Estate SEC Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,960,924
EBP, Investment, Issuer Name [Extensible Enumeration]	DFA Global Real Estate SEC [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Dodge & Cox Income X Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 17,438,242
EBP, Investment, Issuer Name [Extensible Enumeration]	Dodge & Cox Income X [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity 500 Index Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 63,511,654
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity 500 Index [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Extended Market Index Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 22,408,745
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Extended Market Index [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Inflation-P ROT BD IND Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 8,442,991
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Inflation-P ROT BD IND [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity International Inv Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 19,831,487
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity International Inv [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity US Bond Index Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 15,829,782
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity US Bond Index [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Gabelli US Treasury Cash Equivalents
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 8,626,407
EBP, Investment, Issuer Name [Extensible Enumeration]	Gabelli US Treasury [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Cash Equivalents1 [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Hood River Small Cap Growth Ret Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 9,578,344
EBP, Investment, Issuer Name [Extensible Enumeration]	Hood River Small Cap Growth Ret [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Mainstay Large Cap Growth R1 Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 27,275,505
EBP, Investment, Issuer Name [Extensible Enumeration]	Mainstay Large Cap Growth R1 [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Morley Stable Value FD Net 20 Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 20,064,454
EBP, Investment, Issuer Name [Extensible Enumeration]	Morley Stable Value FD Net 20 [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: PIMCO High Yield Fund Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,391,173
EBP, Investment, Issuer Name [Extensible Enumeration]	PIMCO High Yield Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Schwab Indexed RET 2010 Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,341,698
EBP, Investment, Issuer Name [Extensible Enumeration]	Schwab Indexed RET 2010 [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Schwab Indexed RET 2015 Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 535,693
EBP, Investment, Issuer Name [Extensible Enumeration]	Schwab Indexed RET 2015 [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Schwab Indexed RET 2020 Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 6,950,299
EBP, Investment, Issuer Name [Extensible Enumeration]	Schwab Indexed RET 2020 [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Schwab Indexed RET 2025 Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,669,095
EBP, Investment, Issuer Name [Extensible Enumeration]	Schwab Indexed RET 2025 [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Schwab Indexed RET 2030 Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 30,582,852
EBP, Investment, Issuer Name [Extensible Enumeration]	Schwab Indexed RET 2030 [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Schwab Indexed RET 2035 Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 10,756,970
EBP, Investment, Issuer Name [Extensible Enumeration]	Schwab Indexed RET 2035 [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Schwab Indexed RET 2040 Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 29,956,067
EBP, Investment, Issuer Name [Extensible Enumeration]	Schwab Indexed RET 2040 [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Schwab Indexed RET 2045 Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 7,576,648
EBP, Investment, Issuer Name [Extensible Enumeration]	Schwab Indexed RET 2045 [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Schwab Indexed RET 2050 Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 20,680,993
EBP, Investment, Issuer Name [Extensible Enumeration]	Schwab Indexed RET 2050 [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Schwab Indexed RET 2055 Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 6,201,886
EBP, Investment, Issuer Name [Extensible Enumeration]	Schwab Indexed RET 2055 [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Schwab Indexed RET 2060 Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 10,277,414
EBP, Investment, Issuer Name [Extensible Enumeration]	Schwab Indexed RET 2060 [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Schwab Indexed RET 2065 Common Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,325,817
EBP, Investment, Issuer Name [Extensible Enumeration]	Schwab Indexed RET 2065 [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Vanguard Total INTL BD IDX ADM Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,942,845
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard INTL BD IDX ADM [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Victory Small Co Opportunity I Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 6,796,571
EBP, Investment, Issuer Name [Extensible Enumeration]	Victory Small Co Opportunity I [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Washington Mutual Fund R6 Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 17,294,307
EBP, Investment, Issuer Name [Extensible Enumeration]	Washington Mutual Fund R6 [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	9.50%